Borrowings (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Borrowings [Abstract]
Disclosure of detailed information about borrowings [text block]
	March 31, 2024	March 31, 2023
Current
Term bank loans (Refer note (a) to ( f ) below)	2,818,144	1,740,076
Other working capital facilities (Refer note ( j ) to ( r ) below)	2,899,996	3,367,962
Borrowings from others (Refer note ( b ), ( i ) below)	946,945	602,317
	6,665,085	5,710,355
Non current
Term bank loans (Refer note (a) to (g) below)	13,076,474	9,874,545
Borrowings from others (Refer note ( b ), (d), (h) ,(i) & (s) below)	10,273,389	5,943,089
	23,349,863	15,817,634